Share Based Compensation Expenses - Schedule of Activities of Share Options (Details) - Share options [Member] ¥ in Thousands					12 Months Ended
	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 $ / shares	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 CNY (¥) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 CNY (¥) $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 CNY (¥) $ / shares shares	Jun. 30, 2026 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares
Schedule of Activities of Share Options [Line Items]
Options Outstanding, Granted | shares					1,149,000		680,000		4,217,652
Weighted Average Exercise Price, Granted | $ / shares						$ 1.5894		$ 0.4		$ 0.4066
Options Outstanding, Exercised | shares					(482,961)		(11,365,500)		(1,852,806)
Weighted Average Exercise Price, Exercised | $ / shares						0.4726		0.1402		0.2261
Options Outstanding, Forfeited | shares					(610,254)		(940,214)		(2,807,954)
Weighted Average Exercise Price, Forfeited | $ / shares						0.5749		0.4594		0.2507
Options Outstanding, Expired | shares					(17,681)		(137,361)		(120,003)
Weighted Average Exercise Price, Expired | $ / shares						0.5143		0.703		0.7162
Options Outstanding, Outstanding ending balance | shares	5,899,065	17,662,140	18,225,251		5,937,169		5,899,065		17,662,140
Weighted Average Exercise Price, Outstanding ending balance | $ / shares				$ 0.1831		$ 0.5443		$ 0.338		$ 0.2176
Weighted Average Remaining Contractual Life (In years), Outstanding ending balance	8 years 1 month 17 days	8 years 4 months 13 days	9 years 3 days		7 years 6 months 21 days		8 years 1 month 17 days		8 years 4 months 13 days
Aggregate Intrinsic Value, Outstanding ending balance | ¥	¥ 118,750	¥ 44,127	¥ 346,378		¥ 11,490		¥ 118,750		¥ 44,127
Options Outstanding ,Options vested and exercisable ending balance | shares	2,505,209	11,871,925			4,027,490	4,027,490	2,505,209	2,505,209	11,871,925	11,871,925
Weighted Average Exercise Price ,Options vested and exercisable ending balance | $ / shares											$ 0.3077	$ 0.3486	$ 0.1573
Weighted Average Remaining Contractual Life (In years), Options vested and exercisable ending balance					6 years 11 months 15 days		7 years 7 months 17 days		8 years 3 days
Aggregate Intrinsic Value, Options vested and exercisable ending balance | ¥	¥ 50,239	¥ 34,836			¥ 9,617	$ 9,617	¥ 50,239	$ 50,239	¥ 34,836	$ 34,836